Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Cash and Cash Equivalents

Note 5. Cash and Cash Equivalents

Includes cash on hand and in bank deposits and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows are comprised of the following:

	December 31, 2021		December 31, 2020
Cash and bank balances	Ps.	32,145	Ps.	43,990
Cash equivalents (see Note 3.5)		65,262		63,634
	Ps.	97,407	Ps.	107,624